Consolidated Statements of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (12,341,951)	$ (24,619,357)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Interest earned on investment held in Trust Account	(4,846)	(9,673)
Change in fair value of warrant liabilities	11,989,334	21,553,334
Changes in operating assets and liabilities:
Prepaid expenses	(366,647)	82,022
Accrued expenses	217,395	2,172,617
Net cash used in operating activities	(506,715)	(821,057)
Cash flows from investing activities
Investment of cash in Trust Account	(320,000,000)
Net cash used in investing activities	(320,000,000)
Cash flows from financing activities
Proceeds from sale of Units, net of underwriting discounts paid	313,600,000
Proceeds from sale of Private Placement Warrants	8,400,000
Proceeds from promissory note — related party	300,000
Repayment of promissory note — related party	(300,000)
Payments of offering costs	(627,382)
Net cash provided by (used in) financing activities	321,372,618
Net (decrease) increase in cash and cash equivalents and restricted cash	865,903	(821,057)
Cash — Beginning		865,903
Cash — Ending	865,903	44,846		$ 865,903
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	291,793,080
Change in value of Class A ordinary shares subject to possible redemption	(11,535,750)	39,742,670
Initial classification of warrant liability	12,573,333
Deferred underwriting fee payable	11,200,000
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Forfeiture of Founder Shares	(68)
Rocket Lab USA, Inc.
Cash flows from operating activities
Net loss		(32,547,000)	$ (23,453,000)	(55,005,000)	$ (30,360,000)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation and amortization		4,847,000	3,663,000	9,339,000	4,872,000
Amortization of deferred debt costs		149,000
Stock compensation expense		2,379,000	1,923,000	4,218,000	3,930,000
Loss on disposal of assets		55,000	3,451,000	1,473,000
Loss on extinguishment of long-term debt		496,000
Noncash lease expense		997,000	1,532,000	1,533,000	2,164,000
Noncash expense associated with preferred stock warrants		5,478,000	(137,000)	2,615,000	88,000
Deferred income tax expense		(612,000)	(459,000)	(713,000)	(618,000)
Changes in operating assets and liabilities:
Accounts receivable		(19,580,000)	(5,794,000)	(522,000)	6,907,000
Contract assets		1,201,000	4,707,000	5,019,000	(5,181,000)
Inventories		(5,347,000)	(11,080,000)	(11,260,000)	(10,434,000)
Prepaids and other current assets		2,796,000	(915,000)	(2,375,000)	(1,727,000)
Trade payables		(3,384,000)	598,000	(1,603,000)	2,989,000
Accrued expenses		2,849,000	152,000	4,104,000	394,000
Employee benefits payables		756,000	1,406,000	1,538,000	1,287,000
Contract liabilities		5,006,000	11,901,000	15,921,000	(1,380,000)
Other current liabilities		(930,000)	1,703,000	(832,000)	2,988,000
Non-current lease liabilities		(1,191,000)	(720,000)	(965,000)	(1,243,000)
Other non-currentliabilities			(576,000)	(242,000)
Net cash used in operating activities		(36,582,000)	(12,098,000)	(27,757,000)	(25,324,000)
Cash flows from investing activities
Purchases of property, equipment and software		(5,699,000)	(15,618,000)	(25,148,000)	(20,597,000)
Proceeds on disposal of equipment				27,000
Cash paid for acquisition, net of acquired cash			(12,208,000)	(12,208,000)
Net cash used in investing activities		(5,699,000)	(27,826,000)	(37,329,000)	(20,597,000)
Cash flows from financing activities
Payment of deferred transaction costs associated with planned reverse recapitalization transaction		(2,298,000)
Proceeds from the exercise of stock options		772,000	22,000	978,000	654,000
Proceeds from long-term revolving line of credit		15,000,000
Proceeds from long-term secured term loan		98,895,000
Repayments on long-term revolving line of credit		(15,000,000)
Principal payments under finance lease liabilities				0	(737,000)
Proceeds from issuance of Series E-1 Preferred Stock			20,500,000	20,500,000
Net cash provided by (used in) financing activities		97,369,000	20,522,000	21,478,000	(83,000)
Effect of exchange rate changes on cash and cash equivalents and restricted cash		20,000	(113,000)	(153,000)	308,000
Net (decrease) increase in cash and cash equivalents and restricted cash		55,108,000	(19,515,000)	(43,761,000)	(45,696,000)
Cash and cash equivalents, and restricted cash, beginning of period		53,933,000	97,694,000	97,694,000	143,390,000
Cash — Beginning		52,792,000	95,878,000	95,878,000
Cash and cash equivalents, and restricted cash, end of period	53,933,000	109,041,000	78,179,000	53,933,000	97,694,000
Cash — Ending	$ 52,792,000	107,931,000		52,792,000	95,878,000
Supplemental disclosures of cash flow information
Cash refunds/(paid) for income taxes				300,000	(757,000)
Supplemental disclosures of non-cash investing and financing activities
Unpaid purchases of property, equipment and software		1,231,000	$ 1,062,000	2,090,000	$ 5,004,000
Issuance of common stock warrants and accrued issuance costs in connection with loan and security agreement				$ 677,000
Deferred transaction costs in accrued expenses		$ 1,096,000